Summary of Significant Accounting Policies - Deferred Customer Acquisition Costs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Short-term
Balance at December 31, 2018	$ 41,458
Deferred customer acquisition costs incurred in the period	23,938
Amounts recognized as expense in the period	(55,479)
Foreign translation impact	(115)
Reclassification between short-term and long-term	29,801
Balance at December 31, 2019	38,435
Long-term
Balance at December 31, 2018	42,472
Deferred customer acquisition costs incurred in the period	36,936
Amounts recognized as expense in the period	0
Foreign translation impact	83
Reclassification between short-term and long-term	(29,801)
Balance at December 31, 2019	48,780
Accounting Standards Update 2014-09 | Effect of adoption of ASC 606 to balances at December 31, 2017
Short-term
Adjustment resulting from sale of SinglePlatform business	(1,168)
Long-term
Adjustment resulting from sale of SinglePlatform business	$ (910)